RESTATEMENT OF PREVIOUSLY ISSUED FINANCIALS STATEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Restatement Of Previously Issued Financials Statement
SCHEDULE OF COMPREHENSIVE LIST OF REVISED ADJUSTMENTS

Following is a comprehensive list of all revised adjustments made during the Restatement process:

	As Previously Reported	Adjustments	As Revised
Financial Position as at December 31, 2022
Intangible Assets	$45,139,683	$973,279	$46,112,962
Property and Equipment	1,317,287	(973,279)	344,008
Total Assets	$49,903,208	$-	$49,903,208

Cash Flow for the year ended December 31, 2022
Purchase of property and equipment	$(938,635)	$788,960	$(149,675)
Investment in intangible assets	(1,071,254)	(788,960)	(1,860,214)
Cash used in investing activities	$(2,008,389)	$-	$(2,008,389)